Inventories, Net	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
Inventories, net

(5) Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the first-in, first-out basis. Net realizable value is based on estimated selling prices less immaterial costs to sell, if any.

The components of inventories were as follows of September 30, 2025, and 2024:

	2025	2024
Smartphones	$12,725,500	$645,832
Tablets	273,956	570,441
Laptops and other	1,774,255	2,625,799
Less: Inventory Impairment	(105,176)	-
Total inventories, net	$14,668,535	$3,842,072